BACKGROUND (Tables)	12 Months Ended
Dec. 31, 2022
Background
Schedule of Entity

Entity	Entity Type	Ownership	Location
Codere Online Luxembourg S.A.	Holding Company	100%	Luxembourg
Codere Online U.S. Corp.	Supporting Entity	100%	United States
Servicios de Juego Online S.A.U.	Holding Company	100%	Spain
Codere Online S.A.U.	Operating Entity	100%	Spain
Codere Online Colombia SAS*	Operating Entity	100%	Colombia
Codere Online Panama S.A.*	Operating Entity	100%	Panama
LIFO AenP*	Operating Entity	99.99%	Mexico
Codere Online Operator LTD	Operating Entity	100%	Malta
Iberargen, S.A. (online business)**	Operating Entity	95%	Argentina
Codere Online Management Services LTD	Supporting Entity	100%	Malta
Codere Israel Marketing Support Services LTD	Supporting Entity	100%	Israel
Codere (Gibraltar) Marketing Services LTD	Supporting Entity	100%	Gibraltar

*	In Panama, Colombia and Mexico new entities were created on October 1, 2021 and incorporated with Servicios de Juego Online S.A.U. (Codere Online Panama S.A., Codere Online Colombia SAS and LIFO AenP, respectively). In the historical combined carve-out financial statements, the assets, liabilities and results related to the online businesses in Panama, Colombia and Mexico were carved-out from the Hipica de Panama S.A., Codere Colombia S.A. and Libros Foráneos S.A. de CV entities, respectively. This was the same case for the first nine months of results included in the consolidated carve-out income statement for the year ended December 31, 2021.
**	On November 15, 2021, Iberargen, S.A. a subsidiary within the Codere Group, and SEJO, a subsidiary of Parent, entered into an agreement (as amended from time to time, the “Argentina Restructuring Agreement”) pursuant to which: (i) the parties agreed to jointly incorporate a new company in Argentina, Codere Online Argentina, S.A., with Codere Argentina, S.A. and SEJO initially retaining 5% and 95% stakes, respectively. Codere Online Argentina, S.A. was still pending to be incorporated as of December 31, 2021; therefore, the assets, liabilities and results related to the online business in Argentina were carved-out from the Iberagen, S.A. entity and included within the consolidated carve-out financial statements. Additionally, as operations in Argentina began on December 1, 2021, only one month of results are included in the consolidated carve-out income statement for the year ended December 31, 2021.